Leases (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 607
Additions and contact modifications	19
Depreciation	(81)
Right of use, ending	558
Translation adjustment	13
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	26
Additions and contact modifications	26
Depreciation	(11)
Right of use, ending	41
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	345
Additions and contact modifications
Depreciation	(29)
Right of use, ending	316
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	90
Additions and contact modifications	(11)
Depreciation	(16)
Right of use, ending	69
Translation adjustment	6
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	83
Additions and contact modifications
Depreciation	(9)
Right of use, ending	78
Translation adjustment	4
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	21
Additions and contact modifications
Depreciation	(6)
Right of use, ending	15
Other [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	42
Additions and contact modifications	4
Depreciation	(10)
Right of use, ending	39
Translation adjustment	$ 3